Customers and Other Financing and Non-Financing Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Other financing receivables:
Sundry debtors	$ 33,212,297	$ 26,789,620
Employees and officers	6,306,334	5,541,324
Total other financing receivables	39,518,631	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	42,062,020	63,432,179
Special Tax on Production and Services	3,258,790	6,135,511
Other accounts receivable	5,099,599	4,965,223
Total other non-financing receivables	50,420,409	74,532,913
Financing receivable individually evaluated for impairment	$ (785,116)	$ (788,453)